Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost (in Dollars)	$ 32,349
Convertible preferred stock, par value (in dollars per share) (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	10,000,000	121,348,911
Convertible preferred stock, shares outstanding		117,886,982
Common stock, par value (in dollars per share) (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	320,000,000
Common stock, shares outstanding	183,367,037	8,160,828
Common stock, shares issued	183,367,037	8,160,828
Restricted Stock
Unvested equity instrument outstanding (in shares)	481,301